Derivative Liabilities (Details) - Schedule of assumptions used in the calculations - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	249.00%	230.00%
Risk-free interest rate	0.09%	1.55%
Expected life (in years)	3 months	3 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	325.00%	304.00%
Risk-free interest rate	0.13%	1.75%
Expected life (in years)	2 years 9 months 3 days	1 year 1 month 28 days